Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Carrying amount	$ 49,065	$ 51,883	$ 55,413
Gross carrying amount
Property, Plant and Equipment
Carrying amount	$ 72,446	$ 72,140	$ 72,482
A power plant
Property, Plant and Equipment
Discount rate (as a percent)	7.40%	7.20%
Impairments	$ 0
Reasonably possible increase in discount rate (as a percent)	1.00%
Increase (decrease) in net loss due to reasonably possible increase in discount rate	$ 0
A power plant | Gross carrying amount
Property, Plant and Equipment
Carrying amount	$ 25,835	$ 27,642